Note 13 - Notes Payable	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
1 3 .	Notes Payable

Platinum

In
July 2012,
we entered into an agreement with Platinum to provide us with a credit facility of u
p to
$50
million. Following the approval of
Tc99m
tilmanocept, Platinum was committed under the terms of the agreement to extend up to
$35
million in debt financing to the Company. The agreement also provided for Platinum to extend an additional
$15
million on terms to be negotiated. Through
June 25, 2013,
we drew a total of
$8.0
million under the original facility.

In
June 2013,
in connection with entering into the GECC/MidCap Loan Agreement (discussed below), the Company and Platinum entered into an Amendment to the Platinum Loan Agreement (the
“First Platinum Amendment”). Concurrent with the execution of the First Platinum Amendment, the Company delivered an Amended and Restated Promissory Note (the “First Amended Platinum Note”) to Platinum, which amended and restated the original promissory note issued to Platinum, in the principal amount of up to
$35
million. The First Amended Platinum Note also adjusted the interest rate to the greater of (a) the U.S. Prime Rate as reported in the Wall Street Journal plus
6.75%;
(b)
10%;
or (c) the highest rate of interest then payable pursuant to the GECC/MidCap Loan Agreement plus
0.125%.
In addition, the First Platinum Amendment granted Platinum the right, at Platinum’s option subject to certain conditions, to convert all or any portion of the unpaid principal or unpaid interest accrued on any future draw (the “Conversion Amount”), beginning on a date two
years from the date the draw is advanced, into the number of shares of Navidea’s common stock computed by dividing the Conversion Amount by a conversion price equal to the lesser of (i)
90%
of the lowest VWAP for the
10
trading days preceding the date of such conversion request, or (ii) the average VWAP for the
10
trading days preceding the date of such conversion request. The First Platinum Amendment also provided a conversion right on the same terms with respect to the amount of any mandatory repayment due following the Company achieving
$2.0
million in cumulative revenues from sales or licensing of
Tc99m
tilmanocept. Platinum’s option to convert future draws into common stock was determined to meet the definition of a liability. The estimated fair value of the embedded conversion option is included in the carrying value of the new debt.

Also in connection with the First Platinum Amendment, the Company and Platinum entered into a Warrant Exercise Agreement (
“Exercise Agreement”), pursuant to which Platinum exercised its Series
X
Warrant and Series AA Warrant. The warrants were exercised on a cashless basis by canceling a portion of the indebtedness outstanding under the Platinum Loan Agreement equal to
$4.8
million, the aggregate exercise price of the warrants. Pursuant to the Exercise Agreement, in lieu of common stock, Platinum received on exercise of the warrants
2,364.9
shares of the Company’s Series B Convertible Preferred Stock (the “Series B Preferred Stock”), convertible into
7,733,223
shares of our common stock in the aggregate (
3,270
shares of common stock per preferred share).

In
March 2014,
in connection with entering into the Oxford Loan Agreement (discussed below), we repaid all amounts outstanding under the GECC/MidCap Loan agreement and entered into a second
amendment to the Platinum Loan Agreement (the
“Second Platinum Amendment”). Concurrent with the execution of the Second Platinum Amendment, the Company delivered an Amended and Restated Promissory Note (the “Second Amended Platinum Note”) to Platinum, which amended and restated the First Amended Platinum Note. The Second Amended Platinum Note adjusted the interest rate to the greater of (i) the United States prime rate as reported in The Wall Street Journal plus
6.75%,
(ii)
10.0%,
and (iii) the highest rate of interest then payable by the Company pursuant to the Oxford Loan Agreement plus
0.125%.

In
May 2015,
in connection with the execution of the CRG Loan Agreement (discussed below), the Company amended the existing Platinum credit facility to allow this facility to remain in place in a subordinated role to the CRG Loan (the
“Third Platinum Amendment”). Among other things, the Third Platinum Amendment (i) extended the term of the Platinum Loan Agreement until a date six
months following the maturity date or earlier repayment of the CRG Term Loan; (ii) changes the interest rate to the greater of (a) the United States prime rate as reported in The Wall Street Journal plus
6.75%,
(b)
10.0%
and (c) the highest rate of interest then payable pursuant to the CRG Term Loan plus
0.125%;
(iii) requires such interest to compound monthly; and (iv) changes the provisions of the Platinum Loan Agreement governing Platinum’s right to convert advances into common stock of the Company. The Third Platinum Amendment provides for the conversion of all principal and interest outstanding under the Platinum Loan Agreement, but not
until such time as the average daily volume weighted average price of the Company’s common stock for the ten
preceding trading days exceeds
$2.53
per share. The Third Platinum Amendment became effective upon initial funding of the CRG Loan Agreement.

The Platinum Note is reflected on the consolidated balance sheets at its principal balance plus the estimated fair value of the embedded conversion option of
$153,000
at
December 31, 2016.
  During the years ended
December 31, 2016,
2015
and
2014,
changes in the estimated fair value of the Platinum conversion option were a decrease of
$2.9
million, an increase of
$615,000
and an increase of
$1.3
million, respectively, and were recorded as non-cash changes in the fair value of financial instruments.  The balance of the Platinum Note, including the fair value of the embedded conversion option, was
$9.6
million and
$11.5
million as of
December 31, 2016
and
2015,
respectively.

The Platinum Loan Agreement carries standard non-financial covenants typical for commercial loan agreements, many of which are similar to those contained in the CRG Loan Agreement, that impose significant requirements on us. Our ability to comply with these provisions may
be affected by changes in our business condition or results of our operations, or other events beyond our control. The breach of any of these covenants would result in a default under the Platinum Loan Agreement, permitting Platinum to terminate our ability to obtain additional draws under the Platinum Loan Agreement and accelerate the maturity of the debt, subject to the limitations of the Subordination Agreement with CRG. Such actions by Platinum could materially adversely affect our operations, results of operations and financial condition, including causing us to substantially curtail our product development activities. The Platinum Loan Agreement includes a covenant that results in an event of default on the Platinum Loan Agreement upon default on the CRG Loan Agreement. As discussed below, the Company is maintaining its position that CRG
’s alleged claims do
not
constitute events of default under the CRG Loan Agreement and believes it has defenses against such claims. The Company has obtained a waiver from Platinum confirming that we are not
in default under the Platinum Loan Agreement as a result of the alleged default on the CRG Loan Agreement and as such, we are currently in compliance with all covenants under the Platinum Loan Agreement.

The Platinum Loan Agreement, as amended, provides us with a credit facility of up to
$50
million. We drew a total of
$4.5
million and
$4.0
million under the credit facility in each of the years ended
December 31, 2015
and
2013.
We did
not
make any draws under the credit facility during the year
s ended
December 31, 2016
and
2014.
In addition,
$1.0
million and
$761,000
of interest was compounded and added to the balance of the Platinum Note during the years ended
December 31, 2016
and
2015,
respectively. In accordance with the terms of a Section
16
(b) Settlement Agreement, Platinum agreed to forgive interest owed on the credit facility in an amount equal to
6%,
effective
July 1, 2016.
As of
December 31, 2016,
the remaining outstanding principal balance of the Platinum Note was approximately
$9.5
million, consisting of
$7.7
million of draws and
$1.8
million of compounded interest, with
$27.3
million still available under the credit facility. An additional
$15
million is potentially available under the credit facility on terms to be negotiated. However, based on Platinum’s recent filing for Chapter
15
bankruptcy protection, Navidea has substantial doubt about Platinum’s ability to fund future draw requests under the credit facility.

In
connection with the closing of the Asset Sale to Cardinal Health
414
in
March 2017,
the Company repaid to PPCO an aggregate of approximately
$7.7
million in partial satisfaction of the Company’s liabilities, obligations and indebtedness under the Platinum Loan Agreement between the Company and Platinum-Montaur, which, to the extent of such payment, were transferred by Platinum-Montaur to PPCO. The Company was informed by PPVA that it was the owner of the balance of the Platinum-Montaur loan. Such balance of approximately
$1.9
million was due upon closing of the Asset Sale but withheld by the Company and not
paid to anyone as it is subject to competing claims of ownership by both Dr. Michael Goldberg, the Company’s President and Chief Executive Officer, and PPVA.

Capital Royalty Partners II, L.P.

In
May 2015,
Navidea and MT, as guarantor, executed a Term Loan Agreement (the “CRG Loan Agreement”) with Capital Royalty Partners II L.P. (“CRG”) in its capacity as a lender and as control agent for other affiliated lenders party to the CRG Loan Agreement (collectively, the “Lenders”) in which the Lenders agreed to make a term loan to the Company in the aggregate principal amount of
$50
million (the “CRG Term Loan”), with an additional
$10
million in loans to be made available upon the satisfaction of certain conditions stated in the CRG Loan Agreement. Closing and funding of the CRG Term Loan occurred on
May 15, 2015 (
the “Effective Date”). The principal balance of the CRG Term Loan bore interest from the Effective Date at a per annum rate of interest equal to
14.0%.
Through
March 31, 2019,
the Company had the option of paying (i)
10.00%
of the per annum interest in cash and (ii)
4.00%
of the per annum interest as compounded interest which is added to the aggregate principal amount of the CRG Term Loan. During
2016
and
2015,
$553,000
and
$1.3
million of interest was compounded and added to the balance of the CRG Term Loan. In addition, the Company began paying the cash portion of the interest in arrears on
June 30, 2015.
Principal was due in
eight
equal quarterly installments during the final
two
years of the term. All unpaid principal, and accrued and unpaid interest, was due and payable in full on
March 31, 2021.

Pursuant to a notice of default letter sent to Navidea by CRG in
April 2016,
the Company stopped compounding interest in the
second
quarter of
2016
and began recording accrued interest. As of
December 31, 2016
and
2015,
$5.8
million and
$0,
respectively, of accrued interest related to the CRG Term Loan is included in accrued liabilities and other on the consolidated balance sheets. As of
December 31, 2016
and
2015,
the outstanding principal balance of the CRG Term Loan was
$51.7
million and
$51.3
million, respectively.

In connection with the CRG Loan Agreement, the Company recorded a debt discount related to lender fees and other costs directly attributable to the CRG Loan Agreement totaling
$2.2
million, including a
$1.0
million facility fee which is payable at the end of the term or when the loan is repaid in full. A long-term liability was recorded for the
$1.0
million facility fee. The debt discount was being amortized as non-cash interest expense using the effective interest method over the term of the CRG Loan Agreement. As further described below, the facility fee was fully paid off and the debt discount was accelerated and fully amortized in the second
quarter of
2016.

The CRG Term Loan
was collateralized by a security interest in substantially all of the Company's assets. In addition, the CRG Loan Agreement required that the Company adhere to certain affirmative and negative covenants, including financial reporting requirements and a prohibition against the incurrence of indebtedness, or creation of additional liens, other than as specifically permitted by the terms of the CRG Loan Agreement. The Lenders could accelerate the payment terms of the CRG Loan Agreement upon the occurrence of certain events of default set forth therein, which include the failure of the Company to make timely payments of amounts due under the CRG Loan Agreement, the failure of the Company to adhere to the covenants set forth in the CRG Loan Agreement, and the insolvency of the Company. The covenants of the CRG Loan Agreement included a covenant that the Company shall have EBITDA of no
less than
$5
million in each calendar year during the term or revenues from sales of
Tc99m
tilmanocept in each calendar year during the term of at least
$22.5
million in
2016,
with the target minimum revenue increasing in each year thereafter until reaching
$45
million in
2020.
However, if the Company were to fail to meet the applicable minimum EBITDA or revenue target in any calendar year, the CRG Loan Agreement provided the Company a cure right if it raised
2.5
times the EBITDA or revenue shortfall in equity or subordinated debt and deposited such funds in a separate blocked account. Additionally, the Company was required to maintain liquidity, defined as the balance of unencumbered cash and permitted cash equivalent investments, of at least
$5
million during the term of the CRG Term Loan. The events of default under the CRG Loan Agreement also included a failure of Platinum to perform its funding obligations under the Platinum Loan Agreement at any time as to which the Company had negative EBITDA for the most recent fiscal quarter, as a result either of Platinum’s repudiation of its obligations under the Platinum Loan Agreement, or the occurrence of an insolvency event with respect to Platinum. An event of default would entitle CRG to accelerate the maturity of our indebtedness, increase the interest rate from
14%
to the default rate of
18%
per annum, and invoke other remedies available to it under the loan agreement and the related security agreement.

During
the course of
2016,
CRG alleged multiple claims of default on the CRG Loan Agreement, and filed suit in the District Court of Harris County, Texas. On
June 22, 2016,
CRG exercised control over
one
of the Company’s primary bank accounts and took possession of
$4.1
million that was on deposit, applying
$3.9
million of the cash to various fees, including collection fees, a prepayment premium and an end-of-term fee. The remaining
$189,000
was applied to the principal balance of the debt. Multiple motions, actions and hearings followed over the remainder of
2016
and into
2017.

On
March 3, 2017,
the Company entered into a Global Settlement Agreement with MT, CRG, and Cardinal Health
414
to effectuate the terms of a settlement previously entered into by the parties on
February 22, 2017.
In accordance with the Global Settlement Agreement, on
March 3, 2017,
the Company repaid
the
$59
million Deposit Amount of its alleged indebtedness and other obligations outstanding under the CRG Term Loan. Concurrently with payment of the Deposit Amount, CRG released all liens and security interests granted under the CRG Loan Documents and the CRG Loan Documents were terminated and are of no
further force or effect; provided, however, that, notwithstanding the foregoing, the Company and CRG agreed to continue with their proceeding pending in The District Court of Harris County, Texas to fully and finally determine the Final Payoff Amount. The Company and CRG further agreed that the Final Payoff Amount would be no
less than
$47
million and
no
more than
$66
million. In addition, concurrently with the payment of the Deposit Amount and closing of the Asset Sale, (i) Cardinal Health
414
agreed to post a
$7
million letter of credit in favor of CRG (at the Company’s cost and expense to be deducted from the closing proceeds due to the Company, and subject to Cardinal Health
414’s
indemnification rights under the Purchase Agreement) as security for the amount by which the High Payoff Amount exceeds the Deposit Amount in the event the Company is unable to pay all or a portion of such amount, and (ii) CRG agreed to post a
$12
million letter of credit in favor of the Company as security for the amount by which the Deposit Amount exceeds the Low Payoff Amount. If, on the one
hand, it is finally determined by the Texas Court that the amount the Company owes to CRG under the Loan Documents exceeds the Deposit Amount, the Company will pay such excess amount, plus the costs incurred by CRG in obtaining CRG’s letter of credit, to CRG and if, on the other hand, it is finally determined by the Texas Court that the amount the Company owes to CRG under the Loan Documents is less than the Deposit Amount, CRG will pay such difference to the Company and reimburse Cardinal Health
414
for the costs incurred by Cardinal Health
414
in obtaining its letter of credit. Any payments owing to CRG arising from a final determination that the Final Payoff Amount is in excess of
$59
million shall
first
be paid by the Company without resort to the letter of credit posted by Cardinal Health
414,
and such letter of credit shall only be a secondary resource in the event of failure of the Company to make payment to CRG. The Company will indemnify Cardinal Health
414
for any costs it incurs in payment to CRG under the settlement, and the Company and Cardinal Health
414
further agree that Cardinal Health
414
can pursue all possible remedies, including offset against earnout payments (guaranteed or otherwise) under the Purchase Agreement, warrant exercise, or any other payments owed by Cardinal Health
414,
or any of its affiliates, to the Company, or any of its affiliates, if Cardinal Health
414
incurs any cost associated with payment to CRG under the settlement. The Company and CRG also agreed that the
$2
million being held in escrow pursuant to court order in the Ohio case and the
$3
million being held in escrow pursuant to court order in the Texas case would be released to the Company at closing of the Asset Sale. On
March 3, 2017,
Cardinal Health
414
posted a
$7
million letter of credit, and on
March 7, 2017,
CRG posted a
$12
million letter of credit, each as required by the Global Settlement Agreement. The Texas hearing is currently set for
July 3, 2017.
See Notes
4,
14
and
25
(b).

Oxford Finance, LLC

In
March 2014,
we executed a Loan and Security Agreement (the
“Oxford Loan Agreement”) with Oxford Finance, LLC (“Oxford”), providing for a loan to the Company of
$30
million. Pursuant to the Oxford Loan Agreement, we issued Oxford: (
1
) Term Notes in the aggregate principal amount of
$30
million, bearing interest at
8.5%
(the Oxford Notes), and (
2
) Series KK warrants to purchase an aggregate of
391,032
shares of our common stock at an exercise price of
$1.918
per share, expiring in
March 2021 (
the “Series KK Warrants”). The Company recorded a debt discount related to the issuance of the Series KK Warrants and other fees to the lenders totaling
$3.0
million. Debt issuance costs directly attributable to the Oxford Loan Agreement, totaling
$120,000,
were recorded as an additional debt discount on the consolidated balance sheet on the closing date. The debt discounts were being amortized as non-cash interest expense using the effective interest method over the term of the Oxford Loan Agreement. The final payment fee of
$2.4
million was recorded in other non-current liabilities on the consolidated balance sheet on the closing date.

We began making monthly payments of interest only on
April 1, 2014,
and monthly payments of principal and interest beginning
April 1, 2015.
In
May 2015,
in connection with the consummation of the CRG Loan Agreement, the Company repaid all amounts outstanding under the Oxford Loan Agreement. The payoff amount of
$31.7
million included payments of
$289,000
as a pre-payment fee and
$2.4
million as an end-of-term final payment fee. As of
December 31,
201
5,
the Oxford Notes were
no
longer outstanding. The Series KK warrants remained outstanding as of
December 31, 2016.

General Electric Capital Corporation/MidCap Financial SBIC, LP

In
June 2013,
we executed a Loan and Security Agreement (the
“GECC/MidCap Loan Agreement”) with General Electric Capital Corporation (“GECC”) and MidCap Financial SBIC, LP (“MidCap”), pursuant to which we issued GECC and MidCap: (
1
) Term Notes in the aggregate principal amount of
$25
million, bearing interest at
9.83%,
(the “GECC/MidCap Notes”), and (
2
) Series HH warrants to purchase an aggregate of
301,205
shares of our common stock at an exercise price of
$2.49
per share, expiring in
June 2023 (
the “Series HH Warrants”). The GECC/MidCap Loan Agreement provided for an interest-only period beginning on
June 25, 2013
and expiring on
June 30, 2014.
The principal and interest was to be repaid in
30
equal monthly installments, payable on the
first
of each month following the expiration of the interest-only period, and one
final payment in an amount equal to the entire remaining principal balance of the GECC/MidCap Notes on the maturity date. The outstanding balance of the debt was due
December 23, 2016.
On the date upon which the outstanding principal amount of the loan was paid in full, the Company was required to pay a non-refundable end-of-term fee equal to
4.0%
of the original principal amount of the loan.

The Company recorded a debt discount related to the issuance of the Series HH
Warrants and other fees to the lenders totaling
$1.9
million. Debt issuance costs directly attributable to the GECC/MidCap Loan Agreement totaled
$881,000.
The debt discount and debt issuance costs were being amortized as non-cash interest expense using the effective interest method over the term of the GECC/MidCap Loan Agreement. The final payment fee of
$1.0
million was recorded in other non-current liabilities on the consolidated balance sheet on the closing date.

In
March 2014,
in connection with the consummation of the Oxford Loan Agreement, we repaid all amounts outstanding under the GECC/MidCap Notes for a payoff amount of
$26.7
million, which included payments of
$500,000
as a pre-payment fee and
$1.0
million as an end-of-term final payment fee, resulting in a loss on extinguishment of
$2.6
million. As of
December 31,
201
4,
the GECC/MidCap Notes were
no
longer outstanding. The Series HH Warrants remained outstanding as of
December 31, 2016.

R-NAV, LLC

In
July 2014,
in connection with entering into the R-NAV joint enterprise, Navidea executed a promissory note in the principal amount of
$666,666,
payable in
two
equal installments on
July 15, 2015
and
July 15, 2016,
the
first
and
second
anniversaries of the R-NAV transaction. The note b
ore interest at
0.31%
per annum, compounded annually. A principal payment of
$333,333
was made on the note payable to R-NAV in
July 2015.

Effective
May 31, 2016,
Navidea terminated its joint venture with R-NAV. Under the terms of the agreement, Navidea (
1
) transferred all of its shares of R-NAV, consisting of
1,500,000
Series A Units and
3,500,000
Common Units, to R-NAV; and (
2
) paid
$110,000
in cash to R-NAV. In exchange, R-NAV (
1
) transferred all of its shares of TcRA to Navidea, thereby returning the technology licensed to TcRA to Navidea; and (
2
) forgave the
$333,333
remaining on the promissory note. Neither Navidea nor R-NAV has any further obligations of any kind to either party. See Note
1
1.

I
PFS Corporation

In
December 2016,
we prepaid
$348,000
of insurance premiums through the issuance of a note payable to IPFS Corporation (“IPFS”) with an interest rate of
8.99%.
The note is payable in
eight
monthly installments of
$45,000,
with the final payment due on
July 10, 2017.
The note is included in notes payable, current in the
December 31, 2016
consolidated balance sheet.

Summary

During the years ended
December 31,
201
6,
2015
and
2014,
we recorded interest expense of
$5,000,
$1.3
million and
$3.4
million, respectively, related to our notes payable. Of those amounts,
$326,000
and
$844,000,
respectively, was non-cash in nature related to amortization of the debt discounts and deferred financing costs related to our notes payable during the years ended
December 31, 2015
and
2014.

Interest expense in the amount of
$14,856,404,
$5,603,820
and
$326,337
during the years ended
December 31, 2016,
2015
and
2014,
respectively, has been reclassified to discontinued operations.
  See Note
3.

Annual principal maturities of our notes payable are $
52.0
million,
$0,
$0,
$0,
$9.5
million and
$0
in
2017,
2018,
2019,
2020,
2021
and thereafter, respectively.